Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 69,194	$ 43,975	$ 15,583	$ 11,796
Accounts Receivable	28,012	24,980
Taxes Receivable	1,396	6,429
Short-Term Derivative Instruments	8,410	12,005
Assets Held for Sale	0	2,279
Inventory, Prepaid Expenses and Other	1,284	1,316
Total Current Assets	108,296	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	598,731	485,448
Unevaluated Oil and Gas Properties	178,958	165,503
Other Property and Equipment	59,416	50,073
Wells and Facilities in Progress	104,751	92,913
Pipelines	6,958	6,116
Total Property and Equipment	948,814	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(167,233)	(146,038)
Net Property and Equipment	781,581	654,015
Deferred Financing Costs and Other Assets - Net	12,625	10,029
Equity Method Investments	18,823	16,978
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	0	0
Long-Term Derivative Instruments	1,777	704
Total Assets	923,102	772,710
Current Liabilities
Accounts Payable	39,346	31,134
Accrued Expenses	36,802	22,421
Short-Term Derivative Instruments	1,554	1,389
Current Deferred Tax Liability	968	539
Liabilities Related to Assets Held for Sale	0	52
Total Current Liabilities	78,670	55,535
8.875% Senior Notes Due 2020	350,000	250,000
Premium (Discount) on Senior Notes - Net	3,245	(1,742)
Senior Secured Line of Credit and Long-Term Debt	2,675	991
Long-Term Derivative Instruments	420	1,510
Long-Term Deferred Tax Liability	30,339	23,625
Other Deposits and Liabilities	5,472	5,675
Future Abandonment Cost	26,172	24,822
Intercompany Payables	0	0
Total Liabilities	496,993	360,416
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	52	52
Additional Paid-In Capital	453,127	451,062
Accumulated Deficit	(28,690)	(39,595)
Rex Energy Stockholders' Equity	424,489	411,519
Noncontrolling Interests	1,620	775
Total Stockholders' Equity	426,109	412,294
Total Liabilities and Stockholders' Equity	923,102	772,710
Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	8,304	4,227	11,240	11,337
Accounts Receivable	25,352	26,490
Taxes Receivable	0	0
Short-Term Derivative Instruments	8,410	12,005
Assets Held for Sale		0
Inventory, Prepaid Expenses and Other	1,251	1,277
Total Current Assets	43,317	43,999
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	600,633	486,706
Unevaluated Oil and Gas Properties	178,958	165,503
Other Property and Equipment	52,672	45,613
Wells and Facilities in Progress	100,012	88,204
Pipelines	6,958	6,116
Total Property and Equipment	939,233	792,142
Less: Accumulated Depreciation, Depletion and Amortization	(166,193)	(145,514)
Net Property and Equipment	773,040	646,628
Deferred Financing Costs and Other Assets - Net	2,721	2,427
Equity Method Investments	18,823	16,978
Intercompany Receivables	2,147	3,795
Investment in Subsidiaries - Net	4,442	(227)
Long-Term Derivative Instruments	1,777	704
Total Assets	846,267	714,304
Current Liabilities
Accounts Payable	38,310	29,818
Accrued Expenses	32,070	19,891
Short-Term Derivative Instruments	1,554	1,389
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale		0
Total Current Liabilities	71,934	51,098
8.875% Senior Notes Due 2020	0	0
Premium (Discount) on Senior Notes - Net	0	0
Senior Secured Line of Credit and Long-Term Debt	298	26
Long-Term Derivative Instruments	420	1,510
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	5,472	5,675
Future Abandonment Cost	26,168	24,822
Intercompany Payables	450,093	367,704
Total Liabilities	554,385	450,835
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	177,140	177,143
Accumulated Deficit	114,742	86,326
Rex Energy Stockholders' Equity	291,882	263,469
Noncontrolling Interests	0	0
Total Stockholders' Equity	291,882	263,469
Total Liabilities and Stockholders' Equity	846,267	714,304
Non-Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	2,262	824	221	409
Accounts Receivable	3,528	3,367
Taxes Receivable	0	0
Short-Term Derivative Instruments	0	0
Assets Held for Sale		2,279
Inventory, Prepaid Expenses and Other	24	13
Total Current Assets	5,814	6,483
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	6,744	4,455
Wells and Facilities in Progress	4,999	4,780
Pipelines	0	0
Total Property and Equipment	11,743	9,235
Less: Accumulated Depreciation, Depletion and Amortization	(1,251)	(674)
Net Property and Equipment	10,492	8,561
Deferred Financing Costs and Other Assets - Net	170	199
Equity Method Investments	0	0
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	2,397	(232)
Long-Term Derivative Instruments	0	0
Total Assets	18,873	15,011
Current Liabilities
Accounts Payable	1,905	1,560
Accrued Expenses	1,650	1,036
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale		52
Total Current Liabilities	3,555	2,648
8.875% Senior Notes Due 2020	0	0
Premium (Discount) on Senior Notes - Net	0	0
Senior Secured Line of Credit and Long-Term Debt	2,377	5,598
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	4	0
Intercompany Payables	73,461	76,360
Total Liabilities	79,397	84,606
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	4,151	(407)
Accumulated Deficit	(65,642)	(69,144)
Rex Energy Stockholders' Equity	(61,491)	(69,551)
Noncontrolling Interests	967	(44)
Total Stockholders' Equity	(60,524)	(69,595)
Total Liabilities and Stockholders' Equity	18,873	15,011
Parent Company
Current Assets
Cash and Cash Equivalents	58,628	38,924	4,122	50
Accounts Receivable	0	0
Taxes Receivable	1,396	6,429
Short-Term Derivative Instruments	0	0
Assets Held for Sale		0
Inventory, Prepaid Expenses and Other	9	26
Total Current Assets	60,033	45,379
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	0	0
Wells and Facilities in Progress	0	0
Pipelines	0	0
Total Property and Equipment	0	0
Less: Accumulated Depreciation, Depletion and Amortization	0	0
Net Property and Equipment	0	0
Deferred Financing Costs and Other Assets - Net	9,734	7,403
Equity Method Investments	0	0
Intercompany Receivables	521,407	440,269
Investment in Subsidiaries - Net	222,558	193,790
Long-Term Derivative Instruments	0	0
Total Assets	813,732	686,841
Current Liabilities
Accounts Payable	0	0
Accrued Expenses	3,082	1,494
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	968	539
Liabilities Related to Assets Held for Sale		0
Total Current Liabilities	4,050	2,033
8.875% Senior Notes Due 2020	350,000	250,000
Premium (Discount) on Senior Notes - Net	3,245	(1,742)
Senior Secured Line of Credit and Long-Term Debt	0	0
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	30,339	23,625
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	0	0
Total Liabilities	387,634	273,916
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	52	52
Additional Paid-In Capital	453,310	451,062
Accumulated Deficit	(27,264)	(38,189)
Rex Energy Stockholders' Equity	426,098	412,925
Noncontrolling Interests	0	0
Total Stockholders' Equity	426,098	412,925
Total Liabilities and Stockholders' Equity	813,732	686,841
Intercompany Eliminations
Current Assets
Cash and Cash Equivalents	0	0	0	0
Accounts Receivable	(868)	(4,877)
Taxes Receivable	0	0
Short-Term Derivative Instruments	0	0
Assets Held for Sale		0
Inventory, Prepaid Expenses and Other	0	0
Total Current Assets	(868)	(4,877)
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	(1,902)	(1,258)
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	0	5
Wells and Facilities in Progress	(260)	(71)
Pipelines	0	0
Total Property and Equipment	(2,162)	(1,324)
Less: Accumulated Depreciation, Depletion and Amortization	211	150
Net Property and Equipment	(1,951)	(1,174)
Deferred Financing Costs and Other Assets - Net	0	0
Equity Method Investments	0	0
Intercompany Receivables	(523,554)	(444,064)
Investment in Subsidiaries - Net	(229,397)	(193,331)
Long-Term Derivative Instruments	0	0
Total Assets	(755,770)	(643,446)
Current Liabilities
Accounts Payable	(869)	(244)
Accrued Expenses	0	0
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale		0
Total Current Liabilities	(869)	(244)
8.875% Senior Notes Due 2020	0	0
Premium (Discount) on Senior Notes - Net	0	0
Senior Secured Line of Credit and Long-Term Debt	0	(4,633)
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	(523,554)	(444,064)
Total Liabilities	(524,423)	(448,941)
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	(181,474)	(176,736)
Accumulated Deficit	(50,526)	(18,588)
Rex Energy Stockholders' Equity	(232,000)	(195,324)
Noncontrolling Interests	653	819
Total Stockholders' Equity	(231,347)	(194,505)
Total Liabilities and Stockholders' Equity	$ (755,770)	$ (643,446)